Equity - Disclosure of ordinary shares and convertible preferred shares (Details) - € / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [abstract]
Par value per share (in euro per share)	€ 0.15
Ordinary shares issued (€0.15 par value per share) (in shares)	173,539,745	162,521,524
TOTAL SHARES ISSUES (in shares)	173,539,745	162,521,524
Less Treasury shares (in shares)	(124,322)	(124,322)
OUTSTANDING SHARES (in shares)	173,415,423	162,397,202	138,787,820